Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table illustrates the number and weighted average exercise prices of, and movements in the New 2022 Share Incentive Plan during the year ended December 31, 2022:

	Number of options*	Weighted average exercise prices
		US$

Awarded and unvested as of December 31, 2021	—	N/A
Assumed from 2022 Share Incentive Plan	207,871,928	0.00	**

Granted	2,399,810	0.15

Forfeited	(157,310)	0.01

Exercised	—	N/A

Outstanding as of December 31, 2022	210,114,428	0.00	**

Exercisable as of 31 December 2022	104,527,155	0.00	**

*
the option to purchase ordinary shares of NaaS that was outstanding immediately prior to June 10, 2022 was converted into an option to purchase a number of Class A ordinary shares at a conversion ratio of 32.951.

**	Representing amount less than US$0.005.

Disclosure of Detailed Information About Models Used for the Valuation of the Share Options	The following tables list the inputs to the models used for the valuation of the share options for the year ended 31 December 2022:

Model used	Binomial
Weighted average fair values at the measurement date	$0.35

Expected volatility (%)	67.09% - 67.14%

Risk–free interest rate (%)	3.83%

Expected life of share options (years)	10

Weighted average share price	$0.43

Disclosure of Detailed Information Expense from Share Based Payment Transactions
For the years ended December 31, 2021 and 2022, the Group allocated share based compensation expense as follows:

	2021	2022
	RMB’000	RMB’000

Cost of revenues	82	5,322
Selling and marketing expenses	3,896	27,846
Administrative expenses	6,323	170,145
Research and development expenses	487	10,519

Total	10,788	213,832

Dada Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table illustrates the number and weighted average exercise prices of, and movements in, the 2022 Share Incentive Plan during the year ended
December 31, 2022:

	Number of options	Weighted average exercise prices
		US$

Awarded and unvested as of December 31, 2021	—	N/A
Granted	228,189,750	0.00	*
Forfeited	(20,317,822)	0.00	*
Exercised	—	N/A
Carried over to New 2022 Share Incentive Plans	207,871,928	0.00	*
Outstanding as of December 31, 2022	—	N/A

Disclosure of Detailed Information About Models Used for the Valuation of the Share Options
The following tables list the inputs to the models used for the valuation of the share options for the year ended 31 December 2022:

Model used	Binomial	Monte Carlo

Weighted average fair values at the measurement date	$0.27	$0.03
Expected volatility (%)	64.78% - 67.38%	63.11%
Risk–free interest rate (%)	1.81% - 3.72%	2.14%
Expected life of share options (years)	10	9.13-9.53
Weighted average share price	$0.28	$0.24

*	Representing amount less than US$0.005

Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table illustrates the number and weighted average exercise prices of, and movements in, the NewLink 2020 Share Incentive Plan during the years ended December 31, 2021 and 2022:

	2021	2021		2022	2022
	Number of options	Weighted average exercise prices		Number of options	Weighted average exercise prices
		US$			US$

Awarded and unvested as of January 1	—	N/A		3,310,722	0.00	*
Granted	3,310,722	0.00	*	932,000	0.32
Forfeited	—	N/A		(386,101)	0.00	*
Exercised	—	N/A		—	N/A
Outstanding as of December 31	3,310,722	0.00	*	3,856,621	0.08
Exercisable as of December 31	801,889	0.00	*	1,781,120	0.00	*

*	Representing amount less than US$0.005.